Retirement plans - Asset allocation (Details)	Dec. 31, 2018	Dec. 31, 2017
Employee Benefits [Abstract]
Equity securities	20.00%	46.00%
Debt securities	57.00%	29.00%
Cash and other short-term securities	23.00%	25.00%
Total	100.00%	100.00%